RECONCILIATION OF FINANCIAL STATEMENTS TO THE FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2024
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
The following tables are reconciliations of participant loans and net assets available for benefits per the financial statements to the Form 5500.

	January 1,
Participant Loans - Schedule H, Part I, Line 1c(8), Column (a)	2024	2023
Beginning Balance per Financial Statements	$62,856,728	$57,284,187
Less: Loans Deemed Distributed with No Post-Default Payments	(5,988,759)	(5,717,136)
Beginning Balance Reported on Form 5500	$56,867,969	$51,567,051

	December 31,
Participant Loans - Schedule H, Part I, Line 1c(8), Column (b)	2024	2023
Ending Balance per Financial Statements	$67,017,058	$62,856,728
Less: Assets and Activity Related to Loans Deemed Distributed with No Post-Default Payments	(6,643,113)	(5,988,759)
Balance Reported on Form 5500	$60,373,945	$56,867,969

	January 1,
Net Assets - Schedule H, Part I, Line 1l, Column (a)	2024	2023
Beginning Balance per Financial Statements	$5,198,721,680	$4,717,952,512
Less: Loans Deemed Distributed with No Post-Default Payments	(5,988,759)	(5,717,136)
Beginning Balance Reported on Form 5500	$5,192,732,921	$4,712,235,376

	December 31,
Net Assets - Schedule H, Part I, Line 1l, Column (b)	2024	2023
Ending Balance per Financial Statements	$5,225,711,126	$5,198,721,680
Less: Assets and Activity Related to Loans Deemed Distributed with No Post-Default Payments	(6,643,113)	(5,988,759)
Balance Reported on Form 5500	$5,219,068,013	$5,192,732,921

	December 31,
Increase (Decrease) in Net Assets - Schedule H, Part II, Line 2k	2024	2023
Per Financial Statements	$26,989,446	$480,769,168
Less: Loans Deemed Distributed	(654,354)	(271,623)
Reported on Form 5500	$26,335,092	$480,497,545